UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Asset Management

1285 Avenue of the Americas, 12th Floor

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6797

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: July 31, 2018

Item 1.  Schedule of Investments

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 79.15%
Federal Farm Credit Bank
1 mo. USD LIBOR - 0.085%, 1.987%, due 08/30/18[1]	6,000,000	5,999,750
1 mo. USD LIBOR - 0.100%, 1.997%, due 08/08/18[1]	20,000,000	20,000,022
Federal Home Loan Bank
1.850%, due 08/01/18[2]	13,000,000	13,000,000
1.850%, due 08/03/18[2]	8,000,000	7,999,178
1.850%, due 08/07/18[2]	17,000,000	16,994,758
1.860%, due 08/14/18[2]	11,000,000	10,992,612
1.879%, due 08/08/18[2]	15,000,000	14,994,520
1.890%, due 08/06/18[2]	15,000,000	14,996,063
1.890%, due 08/08/18[2]	10,000,000	9,996,325
1.890%, due 08/28/18[2]	4,500,000	4,493,621
1.893%, due 08/22/18[2]	7,000,000	6,992,270
1.895%, due 08/07/18[2]	5,000,000	4,998,421
1.895%, due 08/10/18[2]	10,000,000	9,995,263
1.895%, due 08/24/18[2]	13,000,000	12,984,261
1.899%, due 08/01/18[2]	10,000,000	10,000,000
1.900%, due 08/08/18[2]	10,000,000	9,996,306
1.900%, due 08/15/18[2]	10,000,000	9,992,611
1.900%, due 08/20/18[2]	6,000,000	5,993,983
1.910%, due 08/15/18[2]	5,000,000	4,996,286
1.910%, due 08/24/18[2]	4,500,000	4,494,509
1.910%, due 08/30/18[2]	25,000,000	24,961,535
1 mo. USD LIBOR - 0.155%, 1.912%, due 08/12/18[1]	5,000,000	5,000,000
1.915%, due 08/16/18[2]	6,000,000	5,995,213
1.915%, due 08/17/18[2]	14,000,000	13,988,084
1.915%, due 09/13/18[2]	7,000,000	6,983,988
1.915%, due 09/14/18[2]	20,000,000	19,953,189
1.917%, due 08/31/18[2]	5,000,000	4,992,013
1.918%, due 08/15/18[2]	4,000,000	3,997,016
1.918%, due 09/26/18[2]	6,000,000	5,982,099
1.919%, due 08/29/18[2]	5,000,000	4,992,537
1 mo. USD LIBOR - 0.150%, 1.922%, due 08/16/18[1]	15,000,000	15,000,000
1 mo. USD LIBOR - 0.140%, 1.924%, due 08/25/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.140%, 1.927%, due 08/12/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.145%, 1.927%, due 08/15/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.145%, 1.927%, due 08/29/18[1]	10,000,000	10,000,000

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (continued)
1.929%, due 09/19/18[2]	5,000,000	4,986,872
1.930%, due 09/07/18[2]	10,000,000	9,980,164
1 mo. USD LIBOR - 0.135%, 1.932%, due 08/12/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.140%, 1.932%, due 08/16/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.135%, 1.937%, due 08/16/18[1]	16,000,000	15,999,995
1 mo. USD LIBOR - 0.135%, 1.937%, due 08/28/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.130%, 1.942%, due 08/16/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.130%, 1.943%, due 08/17/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.125%, 1.947%, due 08/16/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.115%, 1.949%, due 08/24/18[1]	6,000,000	6,000,000
1.950%, due 10/04/18[2]	5,000,000	4,982,667
1 mo. USD LIBOR - 0.130%, 1.951%, due 08/22/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.125%, 1.952%, due 08/27/18[1]	8,000,000	8,000,000
1 mo. USD LIBOR - 0.120%, 1.952%, due 08/28/18[1]	6,000,000	5,999,996
1 mo. USD LIBOR - 0.115%, 1.954%, due 08/24/18[1]	11,000,000	11,000,000
1 mo. USD LIBOR - 0.130%, 1.956%, due 08/10/18[1]	11,500,000	11,500,000
1 mo. USD LIBOR - 0.125%, 1.956%, due 08/21/18[1]	10,000,000	10,000,430
1 mo. USD LIBOR - 0.140%, 1.960%, due 08/05/18[1]	11,000,000	11,000,000
1 mo. USD LIBOR - 0.125%, 1.961%, due 08/20/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.130%, 1.962%, due 08/01/18[1]	28,000,000	28,000,000
1 mo. USD LIBOR - 0.110%, 1.963%, due 08/17/18[1]	7,000,000	7,000,000
1 mo. USD LIBOR - 0.115%, 1.964%, due 08/18/18[1]	11,000,000	11,000,000
1 mo. USD LIBOR - 0.135%, 1.965%, due 08/05/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.105%, 1.965%, due 08/26/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.130%, 1.967%, due 08/08/18[1]	5,000,000	5,000,000

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (continued)
1 mo. USD LIBOR - 0.155%, 1.967%, due 08/19/18[1]	11,000,000	11,000,000
1 mo. USD LIBOR - 0.115%, 1.975%, due 08/03/18[1]	3,000,000	3,000,131
1 mo. USD LIBOR - 0.105%, 1.976%, due 08/22/18[1]	3,000,000	3,000,000
1 mo. USD LIBOR - 0.100%, 1.979%, due 08/18/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.105%, 1.981%, due 08/19/18[1]	10,000,000	10,000,000
1 mo. USD LIBOR - 0.100%, 1.981%, due 08/21/18[1]	13,000,000	13,000,000
1.984%, due 10/26/18[2]	5,000,000	4,976,302
1 mo. USD LIBOR - 0.115%, 1.985%, due 08/04/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.095%, 1.986%, due 08/21/18[1]	7,500,000	7,500,000
1.989%, due 10/24/18[2]	20,000,000	19,907,180
3 mo. USD LIBOR - 0.340%, 1.991%, due 10/10/18[1]	11,500,000	11,500,000
1 mo. USD LIBOR - 0.080%, 1.993%, due 08/17/18[1]	6,750,000	6,750,000
1 mo. USD LIBOR - 0.070%, 1.994%, due 08/25/18[1]	6,000,000	6,001,393
1.995%, due 10/17/18[2]	11,000,000	10,953,062
1 mo. USD LIBOR - 0.090%, 1.996%, due 08/06/18[1]	11,000,000	11,000,000
1 mo. USD LIBOR - 0.080%, 2.002%, due 08/19/18[1]	6,000,000	6,000,000
1 mo. USD LIBOR - 0.070%, 2.002%, due 08/28/18[1]	7,000,000	7,000,000
3 mo. USD LIBOR - 0.340%, 2.002%, due 10/24/18[1]	5,000,000	5,000,000
1 mo. USD LIBOR - 0.085%, 2.005%, due 08/03/18[1]	6,000,000	6,000,000
2.008%, due 10/31/18[2]	10,000,000	9,949,242
1 mo. USD LIBOR - 0.080%, 2.020%, due 08/04/18[1]	5,500,000	5,499,999
2.060%, due 12/11/18[2]	20,000,000	19,848,933
3 mo. USD LIBOR - 0.210%, 2.125%, due 10/26/18[1]	7,210,000	7,209,451
3 mo. USD LIBOR - 0.160%, 2.170%, due 08/24/18[1]	5,000,000	5,006,437
US Treasury Bill
1.809%, due 08/09/18[2]	16,250,000	16,243,582

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
US Treasury Note
3 mo. Treasury money market yield + 0.170%, 2.150%, due 08/01/18[1]	10,000,000	10,000,200

Total US government and agency obligations (cost — $797,552,469)		797,552,469

Repurchase agreements — 22.56%
Repurchase agreement dated 07/31/18 with Fixed Income Clearing Corp., 0.350% due 08/01/18, collateralized by $345,000 US Treasury Note, 2.000% due 04/30/24; (value — $330,364); proceeds: $323,003	323,000	323,000
Repurchase agreement dated 07/31/18 with Goldman Sachs & Co., 1.890% due 08/01/18, collateralized by $8,250,000 Federal Home Loan Bank obligation, 3.940% due 06/18/30, $7,868,000 Federal National Mortgage Association obligation, 2.625% due 09/06/24 and $31,096,300 US Treasury Bond, 8.125% due 08/15/21; (value — $53,040,055); proceeds: $52,002,730	52,000,000	52,000,000
Repurchase agreement dated 07/31/18 with MUFG Securities Americas Inc., 1.890% due 08/01/18, collateralized by $94,765,867 Federal Home Loan Mortgage Corp. obligations, 2.500% to 5.500% due 04/01/26 to 05/15/48, $52,440,351 Federal National Mortgage Association obligations, 2.500% to 5.500% due 04/25/30 to 05/25/56 and $53,768,146 Government National Mortgage Association obligations, 3.000% to 3.530% due 06/20/37 to 03/15/58; (value — $178,500,001); proceeds: $175,009,188	175,000,000	175,000,000

Total repurchase agreements (cost — $227,323,000)		227,323,000

Total investments (cost — $1,024,875,469 which approximates cost for federal income tax purposes) — 101.71%		1,024,875,469
Liabilities in excess of other assets — (1.71)%		(17,211,256)

Net assets — 100.00%		$1,007,664,213

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	797,552,469	—	797,552,469
Repurchase agreements	—	227,323,000	—	227,323,000
Total	—	1,024,875,469	—	1,024,875,469

UBS Liquid Assets Government Fund

Schedule of investments — July 31, 2018 (unaudited)

At July 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 21 days.

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

LIBOR	London Interbank Offered Rate

UBS Series Funds

UBS Liquid Assets Government Fund

Valuation of investments: Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless the Fund’s Board of Trustees (the “Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2018.

Limited Purpose Cash Investment Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — 64.29%
Federal Home Loan Bank
1.870%, due 08/03/18[1]	35,000,000	34,996,286
1.890%, due 08/10/18[1]	26,600,000	26,587,299
1.890%, due 08/28/18[1]	29,500,000	29,457,741
1.910%, due 08/15/18[1]	30,000,000	29,977,716
1.910%, due 10/01/18[1]	65,000,000	64,779,722
1.915%, due 09/18/18[1]	50,000,000	49,872,000
1.915%, due 09/24/18[1]	70,600,000	70,396,672
1.918%, due 08/15/18[1]	35,000,000	34,974,003
1.980%, due 10/24/18[1]	38,000,000	37,822,667
1.985%, due 10/19/18[1]	29,400,000	29,270,967
1.989%, due 10/24/18[1]	120,000,000	119,439,999
1.990%, due 10/26/18[1]	85,000,000	84,593,889
US Treasury Bills
1.871%, due 08/09/18[1]	309,000,000	308,872,282
1.886%, due 08/02/18[1]	322,000,000	321,983,900
1.916%, due 09/27/18[1]	60,000,000	59,819,975
1.926%, due 08/16/18[1]	156,000,000	155,878,857
1.933%, due 08/23/18[1]	174,000,000	173,800,359
1.938%, due 09/20/18[1]	119,000,000	118,687,212
1.946%, due 10/04/18[1]	130,000,000	129,554,532
1.948%, due 09/06/18[1]	202,000,000	201,618,220
1.975%, due 10/11/18[1]	127,000,000	126,513,770
1.991%, due 10/18/18[1]	164,000,000	163,304,879
2.006%, due 10/25/18[1]	195,000,000	194,099,311
2.029%, due 11/01/18[1]	102,000,000	101,478,667
2.045%, due 11/08/18[1]	140,000,000	139,230,000
2.082%, due 11/15/18[1]	35,000,000	34,793,502
2.119%, due 11/23/18[1]	74,000,000	73,529,868
2.127%, due 12/20/18[1]	49,000,000	48,603,212
2.148%, due 01/10/19[1]	31,000,000	30,706,004
2.184%, due 01/17/19[1]	18,000,000	17,821,283
2.188%, due 01/24/19[1]	30,000,000	29,686,867
2.200%, due 01/31/19[1]	34,000,000	33,629,272
US Treasury Notes
0.750%, due 08/31/18	334,000,000	333,680,289
0.750%, due 09/30/18	168,000,000	167,658,226
0.750%, due 10/31/18	54,000,000	53,828,094
1.250%, due 10/31/18	60,000,000	59,882,425
1.375%, due 09/30/18	100,000,000	99,898,000
1.500%, due 08/31/18	125,000,000	124,956,250

Limited Purpose Cash Investment Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations — (concluded)
1.750%, due 10/31/18	126,000,000	125,907,299

Total US government and agency obligations (cost — $4,041,613,637)		4,041,591,516

Time deposit — 0.13%
Banking-non-US — 0.13%
Natixis
1.900%, due 08/01/18 (cost — $8,000,000)	8,000,000	8,000,000

Repurchase agreements — 37.27%
Repurchase agreement dated 07/31/18 with Barclays Bank PLC, 1.900% due 08/01/18, collateralized by $1,700 US Treasury Bills, zero coupon due 08/02/18 to 01/17/19, $59,703,300 US Treasury Bond, 6.125% due 11/15/27, $147,858,400 US Treasury Inflation Index Notes, 0.125% to 1.125% due 04/15/19 to 01/15/21 and $761,427,800 US Treasury Notes, 1.125% to 2.750% due 07/31/19 to 08/15/27; (value — $984,300,000); proceeds: $965,050,931	965,000,000	965,000,000
Repurchase agreement dated 07/31/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.910% due 08/01/18, collateralized by $120,784,300 US Treasury Bond, 3.000% due 02/15/48 and $389,636,500 US Treasury Note, 2.125% due 02/29/24; (value — $497,760,073); proceeds: $488,025,981	488,000,000	488,000,000

Repurchase agreement dated 07/31/18 with Merrill Lynch Pierce Fenner & Smith, Inc., 1.920% due 08/01/18, collateralized by $61,745,000 Federal Farm Credit Bank obligations, 3.310% to 3.500% due 05/26/32 to 09/25/37, $47,490,000 Federal Home Loan Bank obligations, 1.125% to 4.125% due 06/21/19 to 04/16/38, $11,787,000 Federal Home Loan Mortgage Corp. obligation, 1.125% due 04/15/19, $18,700,000 Federal National Mortgage Association Principal STRIP obligation, Zero coupon due 03/23/38 and $11,757,000 Federal National Mortgage Association STRIP obligation, Zero coupon due 01/15/22; (value — $142,800,163); proceeds: $140,007,467

	140,000,000	140,000,000

Limited Purpose Cash Investment Fund

Schedule of investments — July 31, 2018 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements — (concluded)
Repurchase agreement dated 07/31/18 with MUFG Securities Americas Inc., 1.870% due 08/01/18, collateralized by $22,653,900 US Treasury Bill, zero coupon due 04/25/19, $466,478,100 US Treasury Bonds, 2.250% to 6.125% due 08/15/29 to 08/15/47, $54,539,900 US Treasury Inflation Index Notes, 0.125% to 0.375% due 01/15/23 to 07/15/23, $248,991,900 US Treasury Notes, 1.000% to 2.625% due 05/31/19 to 05/31/24 and $59,833,700 US Treasury Bond Principal STRIP, zero coupon due 08/15/46; (value — $765,000,084); proceeds: $750,038,958	750,000,000	750,000,000

Total repurchase agreements (cost — $2,343,000,000)		2,343,000,000

Total investments (cost — $6,392,613,637 which approximates cost for federal income tax purposes) — 101.69%		6,392,591,516
Liabilities in excess of other assets — (1.69)%		(106,148,183)

Net assets — 100.00%		$6,286,443,333

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
US government and agency obligations	—	4,041,591,516	—	4,041,591,516
Time deposit	—	8,000,000	—	8,000,000
Repurchase agreements	—	2,343,000,000	—	2,343,000,000
Total	—	6,392,591,516	—	6,392,591,516

At July 31, 2018, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 35 days.

Portfolio footnote

1	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym

STRIP	Separate Trading of Registered Interest and Principal of Securities

UBS Series Funds

Limited Purpose Cash Investment Fund

Valuation of investments: Effective April 11, 2017, consistent with amendments to Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy table has been included near the end of the Fund’s Schedule of investments.

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s annual report to shareholders dated April 30, 2018.

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — 65.28%
Automotive — 3.25%
BMW US Capital LLC
3 mo. USD LIBOR + 0.410%, 2.747%, due 04/12/21[1,2]	3,413,000	3,422,358
3 mo. USD LIBOR + 0.410%, 2.751%, due 09/13/19[1,2]	500,000	501,696
Daimler Finance North America LLC
3 mo. USD LIBOR + 0.550%, 2.913%, due 05/04/21[1,2]	100,000	100,326
3 mo. USD LIBOR + 0.740%, 3.077%, due 07/05/19[1,2]	2,500,000	2,514,237
Ford Motor Credit Co. LLC
2.551%, due 10/05/18	200,000	200,010
2.875%, due 10/01/18	750,000	750,579
3 mo. USD LIBOR + 0.830%, 3.156%, due 03/12/19[1]	750,000	752,294
General Motors Financial Co., Inc.
3 mo. USD LIBOR + 1.270%, 3.613%, due 10/04/19[1]	45,000	45,470
3 mo. USD LIBOR + 1.450%, 3.819%, due 05/09/19[1]	400,000	403,213
3 mo. USD LIBOR + 2.060%, 4.399%, due 01/15/19[1]	500,000	503,898
Hyundai Capital America
2.400%, due 10/30/18[2]	200,000	199,900
Nissan Motor Acceptance Corp.
3 mo. USD LIBOR + 0.390%, 2.726%, due 09/28/20[1,2]	1,000,000	999,414
3 mo. USD LIBOR + 0.390%, 2.727%, due 07/13/20[1,2]	200,000	200,187
3 mo. USD LIBOR + 0.520%, 2.853%, due 09/13/19[1,2]	426,000	427,090
3 mo. USD LIBOR + 1.010%, 3.331%, due 03/08/19[1,2]	100,000	100,521
PACCAR Financial Corp.
3 mo. USD LIBOR + 0.260%, 2.613%, due 05/10/21[1]	500,000	501,587
Toyota Motor Credit Corp.
3 mo. USD LIBOR + 0.280%, 2.617%, due 04/13/21[1]	750,000	751,335
Volkswagen International Finance NV
2.125%, due 11/20/18[2]	4,070,000	4,064,354

		16,438,469

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — 32.01%
ABN AMRO Bank NV
2.500%, due 10/30/18[2]	1,700,000	1,699,502
3 mo. USD LIBOR + 0.410%, 2.752%, due 01/19/21[1,2]	545,000	545,332
3 mo. USD LIBOR + 0.640%, 2.973%, due 01/18/19[1,2]	600,000	601,380
Australia & New Zealand Banking Group Ltd.
3 mo. USD LIBOR + 0.320%, 2.689%, due 11/09/20[1,2]	5,925,000	5,932,207
3 mo. USD LIBOR + 0.460%, 2.781%, due 05/17/21[1,2]	2,300,000	2,301,592
3 mo. USD LIBOR + 0.500%, 2.831%, due 08/19/20[1,2]	3,525,000	3,540,637
Bank of Montreal
3 mo. USD LIBOR + 0.340%, 2.677%, due 07/13/20[1]	4,828,000	4,840,925
3 mo. USD LIBOR + 0.460%, 2.797%, due 04/13/21[1]	180,000	180,739
3 mo. USD LIBOR + 0.650%, 2.983%, due 07/18/19[1]	1,400,000	1,406,813
Banque Federative du Credit Mutuel SA
2.500%, due 10/29/18[2]	5,310,000	5,311,059
2.750%, due 01/22/19[2]	200,000	199,949
3 mo. USD LIBOR + 0.490%, 2.838%, due 07/20/20[1,2]	3,296,000	3,307,559
Barclays Bank PLC
3 mo. USD LIBOR + 0.460%, 2.793%, due 01/11/21[1]	1,340,000	1,342,023
BNZ International Funding Ltd.
2.350%, due 03/04/19[2]	800,000	797,837
3 mo. USD LIBOR + 0.700%, 3.031%, due 02/21/20[1,2]	1,000,000	1,006,971
BPCE SA
2.500%, due 12/10/18	500,000	499,915
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.310%, 2.647%, due 10/05/20[1]	7,050,000	7,057,237

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — (continued)
3 mo. USD LIBOR + 0.315%, 2.664%, due 02/02/21[1]	2,470,000	2,470,382
Commonwealth Bank of Australia
2.250%, due 03/13/19	4,000,000	3,993,396
3 mo. USD LIBOR + 0.400%, 2.735%, due 09/18/20[1,2]	1,310,000	1,312,239
3 mo. USD LIBOR + 0.830%, 3.144%, due 09/06/21[1,2]	1,250,000	1,263,745
3 mo. USD LIBOR + 1.060%, 3.401%, due 03/15/19[1,2]	870,000	874,915
Credit Agricole SA
2.625%, due 10/03/18[2]	3,650,000	3,651,350
3 mo. USD LIBOR + 0.800%, 3.139%, due 04/15/19[1,2]	1,470,000	1,476,762
3 mo. USD LIBOR + 0.970%, 3.297%, due 06/10/20[1,2]	850,000	860,310
Credit Suisse Group Funding Guernsey Ltd.
3 mo. USD LIBOR + 2.290%, 4.623%, due 04/16/21[1]	250,000	260,781
DNB Bank ASA
3 mo. USD LIBOR + 0.370%, 2.707%, due 10/02/20[1,2]	6,792,000	6,805,186
3 mo. USD LIBOR + 1.070%, 3.391%, due 06/02/21[1,2]	2,000,000	2,037,444
Federation des Caisses Desjardins du Quebec
3 mo. USD LIBOR + 0.330%, 2.669%, due 10/30/20[1,2]	4,060,000	4,062,928
HSBC Holdings PLC
3 mo. USD LIBOR + 0.600%, 2.926%, due 05/18/21[1]	250,000	250,747
3 mo. USD LIBOR + 2.240%, 4.561%, due 03/08/21[1]	6,062,000	6,330,794
ING Bank NV
3 mo. USD LIBOR + 0.690%, 3.027%, due 10/01/19[1,2]	1,500,000	1,507,063
3 mo. USD LIBOR + 1.130%, 3.462%, due 03/22/19[1,2]	600,000	603,872
Macquarie Bank Ltd.
3 mo. USD LIBOR + 1.120%, 3.459%, due 07/29/20[1,2]	4,080,000	4,133,340
Macquarie Group Ltd.
3.000%, due 12/03/18[2]	163,000	163,218
Mizuho Bank Ltd.
2.150%, due 10/20/18[2]	300,000	299,748

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — (continued)
Mizuho Financial Group, Inc.
3 mo. USD LIBOR + 1.140%, 3.473%, due 09/13/21[1]	1,250,000	1,269,963
MUFG Bank Ltd.
2.300%, due 03/10/19[2]	1,000,000	997,191
National Australia Bank Ltd.
3 mo. USD LIBOR + 0.350%, 2.687%, due 01/12/21[1,2]	1,250,000	1,249,311
3 mo. USD LIBOR + 0.420%, 2.756%, due 04/17/19[1,2]	500,000	501,028
3 mo. USD LIBOR + 0.510%, 2.839%, due 05/22/20[1,2]	3,000,000	3,014,462
3 mo. USD LIBOR + 0.690%, 3.016%, due 12/09/19[1,2]	4,250,000	4,280,175
National Bank of Canada
3 mo. USD LIBOR + 0.330%, 2.679%, due 11/02/20[1]	3,605,000	3,605,163
3 mo. USD LIBOR + 0.560%, 2.886%, due 06/12/20[1]	1,569,000	1,577,872
Nordea Bank AB
3 mo. USD LIBOR + 0.470%, 2.789%, due 05/29/20[1,2]	900,000	902,720
3 mo. USD LIBOR + 0.990%, 3.309%, due 05/27/21[1,2]	3,450,000	3,499,438
Royal Bank of Canada
3 mo. USD LIBOR + 0.240%, 2.575%, due 10/26/20[1]	625,000	623,439
3 mo. USD LIBOR + 0.390%, 2.729%, due 04/30/21[1]	3,538,000	3,542,731
3 mo. USD LIBOR + 0.480%, 2.819%, due 07/29/19[1]	750,000	752,213
3 mo. USD LIBOR + 0.710%, 3.049%, due 04/15/19[1]	250,000	251,205
Santander UK PLC
3 mo. USD LIBOR + 0.620%, 2.920%, due 06/01/21[1]	1,550,000	1,559,188
3 mo. USD LIBOR + 1.480%, 3.816%, due 03/14/19[1]	2,800,000	2,823,383
Skandinaviska Enskilda Banken AB
2.375%, due 03/25/19[2]	4,225,000	4,210,521
3 mo. USD LIBOR + 0.430%, 2.751%, due 05/17/21[1,2]	3,300,000	3,300,607
3 mo. USD LIBOR + 0.570%, 2.903%, due 09/13/19[1,2]	1,650,000	1,657,497

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — (continued)
Societe Generale SA
2.625%, due 10/01/18	3,794,000	3,795,442
3 mo. USD LIBOR + 1.080%, 3.417%, due 10/01/18[1]	1,750,000	1,753,441
Sumitomo Mitsui Banking Corp.
1.966%, due 01/11/19	250,000	249,253
3 mo. USD LIBOR + 0.310%, 2.643%, due 10/18/19[1]	3,500,000	3,503,395
3 mo. USD LIBOR + 0.350%, 2.686%, due 01/17/20[1]	1,750,000	1,752,975
Sumitomo Mitsui Financial Group, Inc.
3 mo. USD LIBOR + 1.680%, 4.007%, due 03/09/21[1]	1,900,000	1,957,165
Sumitomo Mitsui Trust Bank Ltd.
2.050%, due 03/06/19[2]	725,000	722,571
3 mo. USD LIBOR + 0.440%, 2.766%, due 09/19/19[1,2]	1,700,000	1,704,805
Svenska Handelsbanken AB
3 mo. USD LIBOR + 0.360%, 2.681%, due 09/08/20[1]	1,000,000	1,001,688
3 mo. USD LIBOR + 0.490%, 2.804%, due 09/06/19[1]	2,992,000	3,004,095
The Bank of Nova Scotia
3 mo. USD LIBOR + 0.290%, 2.629%, due 01/08/21[1]	375,000	374,227
3 mo. USD LIBOR + 0.390%, 2.729%, due 07/14/20[1]	802,000	803,952
3 mo. USD LIBOR + 0.440%, 2.788%, due 04/20/21[1]	150,000	150,381
3 mo. USD LIBOR + 0.620%, 2.938%, due 12/05/19[1]	1,175,000	1,182,490
The Toronto-Dominion Bank
3 mo. USD LIBOR + 0.280%, 2.606%, due 06/11/20[1]	8,290,000	8,301,009
3 mo. USD LIBOR + 0.560%, 2.923%, due 11/05/19[1]	2,425,000	2,437,300
3 mo. USD LIBOR + 1.000%, 3.339%, due 04/07/21[1]	100,000	101,670
Westpac Banking Corp.
3 mo. USD LIBOR + 0.340%, 2.675%, due 01/25/21[1]	5,000,000	5,003,894
3 mo. USD LIBOR + 0.430%, 2.744%, due 03/06/20[1]	875,000	877,929
3 mo. USD LIBOR + 0.610%, 2.946%, due 01/17/19[1]	200,000	200,524

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-non-US — (concluded)
3 mo. USD LIBOR + 0.710%, 3.065%, due 05/13/19[1]	500,000	502,278
3 mo. USD LIBOR + 1.000%, 3.355%, due 05/13/21[1]	100,000	101,711

		162,030,199

Banking-US — 19.95%
American Express Co.
3 mo. USD LIBOR + 0.525%, 2.846%, due 05/17/21[1]	1,525,000	1,533,248
American Express Credit Corp.
3 mo. USD LIBOR + 0.430%, 2.751%, due 03/03/20[1]	6,292,000	6,315,626
3 mo. USD LIBOR + 0.570%, 2.909%, due 10/30/19[1]	910,000	913,438
Bank of America Corp.
2.600%, due 01/15/19	3,150,000	3,150,293
2.650%, due 04/01/19	2,250,000	2,250,178
3 mo. USD LIBOR + 1.040%, 3.379%, due 01/15/19[1]	1,500,000	1,506,795
BB&T Corp.
3 mo. USD LIBOR + 0.220%, 2.563%, due 02/01/21[1]	780,000	778,426
3 mo. USD LIBOR + 0.570%, 2.911%, due 06/15/20[1]	4,690,000	4,718,870
3 mo. USD LIBOR + 0.660%, 3.003%, due 02/01/19[1]	510,000	511,108
Branch Banking & Trust Co.
3 mo. USD LIBOR + 0.530%, 2.873%, due 05/01/19[1]	115,000	115,390
Capital One Bank USA N.A.
2.150%, due 11/21/18	3,140,000	3,136,449
3 mo. USD LIBOR + 0.700%, 3.027%, due 12/09/19[1]	1,750,000	1,761,936
Capital One N.A.
3 mo. USD LIBOR + 0.765%, 3.098%, due 09/13/19[1]	3,500,000	3,518,163
Citibank N.A.
3 mo. USD LIBOR + 0.320%, 2.663%, due 05/01/20[1]	2,400,000	2,403,546
3 mo. USD LIBOR + 0.500%, 2.826%, due 06/12/20[1]	4,175,000	4,194,799

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-US — (continued)
Citigroup, Inc.
3 mo. USD LIBOR + 0.930%, 3.249%, due 06/07/19[1]	775,000	780,229
3 mo. USD LIBOR + 1.190%, 3.539%, due 08/02/21[1]	2,000,000	2,033,000
3 mo. USD LIBOR + 1.310%, 3.645%, due 10/26/20[1]	1,250,000	1,274,028
Fifth Third Bancorp
2.300%, due 03/01/19	2,250,000	2,245,927
Fifth Third Bank
2.375%, due 04/25/19	4,000,000	3,991,099
3 mo. USD LIBOR + 0.250%, 2.589%, due 10/30/20[1]	1,375,000	1,373,648
3 mo. USD LIBOR + 0.440%, 2.775%, due 07/26/21[1]	1,700,000	1,701,725
3 mo. USD LIBOR + 0.590%, 2.927%, due 09/27/19[1]	545,000	546,475
JPMorgan Chase & Co.
3 mo. USD LIBOR + 0.550%, 2.877%, due 03/09/21[1]	100,000	100,326
3 mo. USD LIBOR + 0.630%, 2.969%, due 01/28/19[1]	792,000	794,005
3 mo. USD LIBOR + 0.840%, 3.172%, due 03/22/19[1]	3,000,000	3,012,983
3 mo. USD LIBOR + 1.205%, 3.544%, due 10/29/20[1]	750,000	764,134
JPMorgan Chase Bank NA
3 mo. USD LIBOR + 0.250%, 2.605%, due 02/13/20[1]	570,000	570,715
KeyCorp
2.300%, due 12/13/18	2,625,000	2,622,963
Morgan Stanley
2.500%, due 01/24/19	2,500,000	2,499,866
3 mo. USD LIBOR + 0.740%, 3.087%, due 07/23/19[1]	250,000	251,228
3 mo. USD LIBOR + 0.800%, 3.155%, due 02/14/20[1]	325,000	325,926
3 mo. USD LIBOR + 1.375%, 3.718%, due 02/01/19[1]	2,400,000	2,414,688
3 mo. USD LIBOR + 1.400%, 3.747%, due 04/21/21[1]	3,850,000	3,942,301
SunTrust Bank
3 mo. USD LIBOR + 0.530%, 2.872%, due 01/31/20[1]	489,000	490,921
SunTrust Banks, Inc.
2.350%, due 11/01/18	1,850,000	1,849,490

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (continued)
Banking-US — (concluded)
The Bank of New York Mellon Corp.
2.100%, due 08/01/18	1,570,000	1,570,000
3 mo. USD LIBOR + 0.870%, 3.191%, due 08/17/20[1]	6,000,000	6,074,927
The Goldman Sachs Group, Inc.
2.625%, due 01/31/19	1,458,000	1,458,180
3 mo. USD LIBOR + 1.020%, 3.367%, due 10/23/19[1]	1,300,000	1,312,818
3 mo. USD LIBOR + 1.040%, 3.375%, due 04/25/19[1]	250,000	251,605
3 mo. USD LIBOR + 1.200%, 3.541%, due 09/15/20[1]	2,425,000	2,465,837
3 mo. USD LIBOR + 1.770%, 4.100%, due 02/25/21[1]	500,000	516,581
7.500%, due 02/15/19	3,250,000	3,334,709
US Bank NA
3 mo. USD LIBOR + 0.140%, 2.487%, due 10/23/20[1]	600,000	599,315
3 mo. USD LIBOR + 0.290%, 2.620%, due 05/21/21[1]	2,030,000	2,031,093
Wells Fargo & Co.
2.125%, due 04/22/19	3,000,000	2,991,367
3 mo. USD LIBOR + 0.880%, 3.227%, due 07/22/20[1]	1,131,000	1,143,085
3 mo. USD LIBOR + 1.010%, 3.329%, due 12/07/20[1]	750,000	761,021
3 mo. USD LIBOR + 1.340%, 3.661%, due 03/04/21[1]	2,500,000	2,559,297
Wells Fargo Bank NA
3 mo. USD LIBOR + 0.650%, 2.964%, due 12/06/19[1]	3,500,000	3,528,601

		100,992,378

Capital Goods — 0.58%
Caterpillar Financial Services Corp.
3 mo. USD LIBOR + 0.130%, 2.449%, due 11/29/19[1]	250,000	250,242
3 mo. USD LIBOR + 0.280%, 2.612%, due 03/22/19[1]	375,000	375,437
3 mo. USD LIBOR + 0.510%, 2.841%, due 01/10/20[1]	1,300,000	1,308,000

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (continued)
Capital Goods — (concluded)
John Deere Capital Corp.
3 mo. USD LIBOR + 0.285%, 2.624%, due 10/09/19[1]	1,000,000	1,001,684

		2,935,363

Electric — 2.10%
Dominion Energy, Inc.
1.500%, due 09/30/18[2]	300,000	299,492
1.875%, due 01/15/19	500,000	498,213
3 mo. USD LIBOR + 0.550%, 2.850%, due 06/01/19[1,2]	275,000	275,801
Duke Energy Progress LLC
3 mo. USD LIBOR + 0.180%, 2.501%, due 09/08/20[1]	2,750,000	2,755,256
Florida Power & Light Co.
3 mo. USD LIBOR + 0.280%, 2.643%, due 11/06/20[1]	2,803,000	2,803,175
NextEra Energy Capital Holdings, Inc.
3 mo. USD LIBOR + 0.315%, 2.636%, due 09/03/19[1]	3,972,000	3,980,101

		10,612,038

Energy — 1.50%
Schlumberger Holdings Corp.
2.350%, due 12/21/18[2]	7,625,000	7,619,227

Health care — 0.15%
CVS Health Corp.
3 mo. USD LIBOR + 0.630%, 2.957%, due 03/09/20[1]	250,000	251,212
Medtronic, Inc.
3 mo. USD LIBOR + 0.800%, 3.141%, due 03/15/20[1]	500,000	504,779

		755,991

Life insurance — 1.69%
Jackson National Life Global Funding
2.300%, due 04/16/19[2]	3,650,000	3,641,237
3 mo. USD LIBOR + 0.380%, 2.735%, due 02/13/19[1,2]	2,550,000	2,553,793

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (continued)
Life insurance — (concluded)
New York Life Global Funding
3 mo. USD LIBOR + 0.100%, 2.447%, due 01/21/20[1,2]	2,385,000	2,385,138

		8,580,168

Pharmaceuticals — 2.48%
Amgen, Inc.
3 mo. USD LIBOR + 0.450%, 2.806%, due 05/11/20[1]	6,250,000	6,277,137
3 mo. USD LIBOR + 0.600%, 2.929%, due 05/22/19[1]	357,000	358,546
Bayer US Finance II LLC
3 mo. USD LIBOR + 0.630%, 2.965%, due 06/25/21[1,2]	4,640,000	4,672,689
Gilead Sciences, Inc.
3 mo. USD LIBOR + 0.250%, 2.575%, due 09/20/19[1]	1,250,000	1,252,298

		12,560,670

Telecommunications — 1.52%
AT&T, Inc.
3 mo. USD LIBOR + 0.650%, 2.989%, due 01/15/20[1]	1,200,000	1,206,936
British Telecommunications PLC
2.350%, due 02/14/19	1,500,000	1,496,059
Deutsche Telekom International Finance BV
3 mo. USD LIBOR + 0.450%, 2.776%, due 09/19/19[1,2]	2,250,000	2,256,151
6.750%, due 08/20/18	1,336,000	1,338,851
Verizon Communications, Inc.
3 mo. USD LIBOR + 0.550%, 2.879%, due 05/22/20[1]	1,000,000	1,006,772

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Corporate notes — (concluded)
Telecommunications — (concluded)
3 mo. USD LIBOR + 0.770%, 3.105%, due 06/17/19[1]	400,000	402,024

		7,706,793

Tobacco — 0.05%
BAT Capital Corp.
3 mo. USD LIBOR + 0.590%, 2.945%, due 08/14/20[1,2]	250,000	250,985

Total corporate notes (cost — $330,499,805)		330,482,281

Asset-backed securities — 12.51%
Ally Auto Receivables Trust,
Series 2015-2, Class A4
1.840%, due 06/15/20	85,000	84,739
Series 2016-1, Class A4
1.730%, due 11/16/20	2,310,000	2,292,653
BMW Vehicle Lease Trust, Series 2016-2, Class A4
1.570%, due 02/20/20	4,300,000	4,267,118
Canadian Pacer Auto Receivables Trust, Series 2018-1A, Class A2A
2.700%, due 08/19/20[2]	490,000	489,538
CNH Equipment Trust,
Series 2016-A, Class A3
1.480%, due 04/15/21	766,062	760,020
Series 2016-B, Class B3
1.630%, due 08/15/21	143,822	142,542
Ford Credit Floorplan Master Owner Trust, Series 2016-1, Class A1
1.760%, due 02/15/21	1,000,000	995,047
GM Financial Automobile Leasing Trust, Series 2016-3, Class A4
1.780%, due 05/20/20	500,000	496,652
Honda Auto Receivables Owner Trust, Series 2016-1, Class A4
1.380%, due 04/18/22	7,470,000	7,391,537
Hyundai Auto Lease Securitization Trust,
Series 2016-C, Class A4
1.650%, due 07/15/20[2]	5,125,000	5,096,405
Series 2017-A, Class A3
1.880%, due 08/17/20[2]	3,468,000	3,453,600
Hyundai Auto Receivables Trust, Series 2015-C, Class A4
1.780%, due 11/15/21	3,000,000	2,980,727
Hyundai Floorplan Master Owner Trust, Series 2016-1A, Class A2
1.810%, due 03/15/21[2]	5,790,000	5,758,506
John Deere Owner Trust, Series 2015-B, Class A4
1.780%, due 06/15/22	100,000	99,674

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Asset-backed securities — (concluded)
Mercedes-Benz Auto Receivables Trust,
Series 2015-1, Class A4
1.750%, due 12/15/21	3,290,000	3,265,967
Series 2016-1, Class A3
1.260%, due 02/16/21	146,150	144,888
MMAF Equipment Finance LLC, Series 2015-AA, Class A4
1.930%, due 07/16/21[2]	992,904	988,720
Nissan Auto Receivables Owner Trust, Series 2015-A, Class A4
1.500%, due 09/15/21	1,450,000	1,442,691
Securitized Term Auto Receivables Trust,
Series 2016-1A, Class A3
1.524%, due 03/25/20[2]	1,452,116	1,445,538
Series 2017-1A, Class A3
1.890%, due 08/25/20[2]	4,427,934	4,406,750
Synchrony Credit Card Master Note Trust, Series 2016-1, Class A
2.040%, due 03/15/22	5,250,000	5,229,155
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A4
1.690%, due 12/15/20	150,000	149,396
Verizon Owner Trust, Series 2016-1A, Class A
1.420%, due 01/20/21[2]	6,750,000	6,716,066
World Omni Auto Receivables Trust,
Series 2015-A, Class A4
1.750%, due 04/15/21	4,000,000	3,981,121
Series 2016-A, Class A3
1.770%, due 09/15/21	1,255,768	1,247,288

Total asset-backed securities (cost — $63,325,121)		63,326,338

Certificates of deposit — 5.15%
Bank of Nova Scotia
3 mo. USD LIBOR + 0.200%, 2.569%, due 11/09/18[1]	700,000	700,222
3 mo. USD LIBOR + 0.280%, 2.619%, due 10/15/19[1]	5,000,000	5,008,615
3 mo. USD LIBOR + 0.220%, 2.554%, due 12/30/19[1]	4,000,000	4,000,740
BNP Paribas SA
3 mo. USD LIBOR + 0.250%, 2.587%, due 04/08/19[1]	2,200,000	2,202,401
3 mo. USD LIBOR + 0.140%, 2.470%, due 06/19/19[1]	750,000	750,052
Canadian Imperial Bank of Commerce
3 mo. USD LIBOR + 0.300%, 2.642%, due 07/24/20[1]	2,000,000	2,000,000
Credit Agricole
2.150%, due 02/05/19	3,000,000	2,993,744

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Certificates of deposit — (concluded)
Credit Agricole Corporate & Investment Bank
3 mo. USD LIBOR + 0.350%, 2.689%, due 07/30/20[1]	2,500,000	2,499,964
Mizuho Bank Ltd.
3 mo. USD LIBOR + 0.500%, 2.835%, due 09/24/18[1]	250,000	250,147
3 mo. USD LIBOR + 0.300%, 2.659%, due 04/30/19[1]	150,000	150,197
MUFG Bank Ltd.
3 mo. USD LIBOR + 0.450%, 2.777%, due 09/09/19[1]	480,000	480,831
Nordea Bank AB
3 mo. USD LIBOR + 0.200%, 2.521%, due 12/04/19[1]	75,000	75,000
Royal Bank of Canada
3 mo. USD LIBOR + 0.150%, 2.476%, due 05/20/19[1]	380,000	380,081
Sumitomo Mitsui Banking Corp.
3 mo. USD LIBOR + 0.380%, 2.743%, due 08/02/19[1]	350,000	350,701
3 mo. USD LIBOR + 0.450%, 2.768%, due 09/05/19[1]	3,700,000	3,710,007
Sumitomo Mitsui Trust Bank Ltd.
3 mo. USD LIBOR + 0.390%, 2.709%, due 12/07/18[1]	350,000	350,330
Swedbank AB
3 mo. USD LIBOR + 0.230%, 2.593%, due 05/07/20[1]	190,000	189,472

Total certificates of deposit (cost — $26,092,504)		26,092,504

Commercial paper[3] — 14.44%
American Electric Power Co., Inc.
2.260%, due 08/03/18	2,000,000	1,999,749
2.220%, due 08/06/18	3,000,000	2,999,075
American Electric Power, Inc.
2.370%, due 08/01/18	250,000	250,000
Anheuser-Busch InBev Worldwide
2.200%, due 08/06/18	900,000	899,725
AON Corp.
2.350%, due 08/09/18	1,000,000	999,478
CNPC Finance
2.240%, due 08/07/18	4,500,000	4,498,320
2.350%, due 08/07/18	1,000,000	999,608

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[3] — (continued)
CNPC Finance HK Ltd.
2.250%, due 08/29/18	4,000,000	3,993,000
Commonwealth Edison Co.
2.310%, due 08/06/18	750,000	749,759
2.330%, due 08/09/18	575,000	574,702
2.340%, due 08/09/18	780,000	779,594
2.280%, due 08/13/18	4,000,000	3,996,960
Deutsche Telekom AG
2.310%, due 08/14/18	1,000,000	999,166
Dow Chemical Co.
2.160%, due 08/21/18	5,000,000	4,994,000
2.340%, due 08/27/18	1,000,000	998,310
Enterprise Products Operating LLC
2.350%, due 08/01/18	250,000	250,000
HP, Inc.
2.440%, due 08/27/18	4,000,000	3,992,951
Hyundai Capital America
2.340%, due 08/06/18	500,000	499,838
2.230%, due 08/13/18	3,000,000	2,997,770
2.360%, due 08/13/18	407,000	406,680
2.210%, due 08/27/18	3,200,000	3,194,892
2.280%, due 09/05/18	2,500,000	2,494,458
ING US Funding LLC
3 mo. USD LIBOR + 0.100%, 0.010%, due 04/12/19[1]	4,000,000	4,000,099
3 mo. USD LIBOR + 0.100%, 2.436%, due 04/12/19[1]	2,000,000	2,000,182
Mondelez International, Inc.
2.380%, due 08/09/18	250,000	249,868
2.280%, due 08/16/18	1,175,000	1,173,884
2.330%, due 08/21/18	750,000	749,029
2.260%, due 08/31/18	4,000,000	3,992,467
2.250%, due 09/05/18	2,000,000	1,995,625
2.260%, due 09/07/18	500,000	498,839
Schlumberger Holdings
2.430%, due 09/18/18	2,250,000	2,242,710
Sinopec Century Bright
2.180%, due 08/09/18	1,775,000	1,774,140
2.200%, due 08/22/18	5,000,000	4,993,583
Suncor Energy, Inc.
2.430%, due 08/23/18	600,000	599,109
2.400%, due 08/27/18	650,000	648,873
2.400%, due 08/31/18	700,000	698,600
Walgreens Boots Alliance, Inc.
2.330%, due 08/01/18	1,600,000	1,600,000

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

	Face amount ($)	Value ($)
Commercial paper[3] — (concluded)
2.260%, due 08/08/18	700,000	699,692
2.330%, due 08/15/18	600,000	599,456
2.330%, due 08/17/18	1,000,000	998,965

Total commercial paper (cost — $73,083,156)		73,083,156

	Number of shares
Short-term investment — 0.02%
Investment companies — 0.02%
State Street Institutional U.S. Government Money Market Fund (cost — $93,105)	93,105	93,105

Total investments (cost — $493,093,691) — 97.40%		493,077,384
Other assets in excess of liabilities — 2.60%		13,136,418

Net assets — 100.00%		$506,213,802

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of July 31, 2018 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Schedule of investments.

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Assets
Corporate notes	—	330,482,281	—	330,482,281
Asset-backed securities	—	63,326,338	—	63,326,338
Certificates of deposit	—	26,092,504	—	26,092,504
Commercial paper	—	73,083,156	—	73,083,156
Short-term investment	93,105	—	—	93,105
Total	93,105	492,984,279	—	493,077,384

At July 31, 2018, there were no transfers between Level 1 and Level 2.

UBS Ultra Short Income Fund

Schedule of investments — July 31, 2018 (unaudited)

Portfolio footnotes

1	Variable or floating rate security. The interest rate shown is the rate in effect as of period end and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
2

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $145,176,190, represented 28.68% of the Fund’s net assets at period end.

3	Rate shown is the discount rate at the date of purchase unless otherwise noted.

Portfolio acronym
LIBOR	London Interbank Offered Rate

UBS Series Funds

UBS Ultra Short Income Fund

Valuation of investments: The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the US Securities and Exchange Commission (“SEC”).

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/ or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings. Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS Asset Management (Americas) Inc. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by or under the direction of the Fund’s Board of Trustees (the “Board”). Foreign currency exchange rates are generally determined as of the close of the NYSE.

Certain investments in which the Fund invests may be traded in markets that close before 4:00 p.m., Eastern time. Normally, developments that occur between the close of the foreign markets and 4:00 p.m., Eastern time, will not be reflected in the Fund’s net asset value. However, if the Fund determines that such developments are so significant that they will materially affect the value of the Fund’s investments, the Fund may adjust the previous closing prices to reflect what is believed to be the fair value of these investments as of 4:00 p.m., Eastern time.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless the Board determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has delegated to the Equities, Fixed Income, and Multi-Asset Valuation Committee (“VC”) the responsibility for making fair value determinations with respect to the Fund’s portfolio holdings. The VC is comprised of representatives of management. The VC provides reports to the Board at each quarterly meeting regarding any investments that have been fair valued, valued pursuant to standing instructions approved by the VC, or where non-vendor pricing sources had been used to make fair value determinations when sufficient information exists during the prior quarter. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances, securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of US GAAP, a fair value hierarchy has been included near the end of the Fund’s Schedule of investments.

UBS Series Funds

UBS Select Prime Institutional Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $6,624,729,482.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Institutional Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $4,935,098,378.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Reserves Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $1,748,751,006.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Institutional Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $1,503,270,207.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Preferred Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $2,134,661,974.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Preferred Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio of July 31, 2018 was $8,656,224,148.

(Master Trust 1940 Act File Number is 811-22078)

UBS Series Funds

UBS Tax-Free Preferred Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $528,126,826.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Preferred Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $654,083,950.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Preferred Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $4,059,773,229.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Prime Investor Fund

This Fund’s assets were fully invested in Prime Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $1,180,826,812.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Treasury Investor Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $546,219,654.

(Master Trust 1940 Act File Number is 811-22078)

UBS Tax-Free Investor Fund

This Fund’s assets were fully invested in Tax-Free Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Tax-Free Master Fund, in turn, directly invests in federal tax-free municipal securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $197,616,822.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Investor Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $556,196,653.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Investor Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $224,183,536.

(Master Trust 1940 Act File Number is 811-22078)

UBS Series Funds

UBS Select Treasury Capital Fund

This Fund’s assets were fully invested in Treasury Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Treasury Master Fund, in turn, directly invests in US Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $1,076,282,467.

(Master Trust 1940 Act File Number is 811-22078)

UBS Select Government Capital Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $3,799,900,231.

(Master Trust 1940 Act File Number is 811-22078)

UBS Prime Reserves Fund

This Fund’s assets were fully invested in Prime CNAV Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Prime CNAV Master Fund, in turn, directly invests in money market securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $1,854,576,394.

(Master Trust 1940 Act File Number is 811-22078)

UBS RMA Government Money Market Fund

This Fund’s assets were fully invested in Government Master Fund (a series of Master Trust), a master portfolio in a “master-feeder” structure. Government Master Fund, in turn, directly invests in US Government and Treasury securities. The value of the investment owned by the Fund in the master portfolio as of July 31, 2018 was $5,359,594,776.

(Master Trust 1940 Act File Number is 811-22078)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Igor Lasun
Igor Lasun
President

Date: October 1, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Igor Lasun
Igor Lasun
President

Date: October 1, 2018

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President and Treasurer

Date: October 1, 2018

Exhibit EX-99.CERT

Certifications

I, Igor Lasun, President of UBS Series Funds, certify that:

1.	I have reviewed this report on Form N-Q of UBS Series Funds;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Igor Lasun
Igor Lasun
President

Date: October 1, 2018

I, Joanne M. Kilkeary, Vice President and Treasurer of UBS Series Funds, certify that:

1.	I have reviewed this report on Form N-Q of UBS Series Funds;

2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)

Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President and Treasurer

Date: October 1, 2018